Movement of Allowance For Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 1,773	$ 2,092
Reversal of the allowance for doubtful accounts	(517)	(371)
Foreign currency adjustment	(6)	52
Balance at end of the year	$ 1,250	$ 1,773